CONSOLIDATED BALANCE SHEETS	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	¥ 924,738,132	$ 132,235,794	¥ 630,021,303
Term deposits	128,235,695	18,337,460	274,351,895
Restricted cash	210,864,000	30,153,151	216,395,796
Short-term investments	62,661,176	8,960,429
Accounts receivable, net	37,372,044	5,344,131	131,921,419
Inventories	652,579,651	93,317,649	649,177,719
Prepayments and other current assets	343,536,572	49,125,076	267,938,339
Total current assets	2,359,987,270	337,473,690	2,169,806,471
Non-current assets
Property, plant and equipment, net	420,173,035	60,083,945	320,013,632
Intangible assets, net	776,328	111,013	1,043,801
Operating lease right-of-use assets	75,954,225	10,861,310	71,223,350
Deferred income tax assets	57,457,432	8,216,303	31,752,254
Other non-current assets	35,988,114	5,146,232	19,318,659
Total non-current assets	590,349,134	84,418,803	443,351,696
Total assets	2,950,336,404	421,892,493	2,613,158,167
Current liabilities
Short-term bank borrowings	240,000,000	34,319,544	200,000,000
Notes payable (including notes payable of VIE without recourse to the Company were RMB294,348,768 and RMB394,285,714 as of December 31, 2024 and 2025, respectively)	394,285,714	56,382,107	294,348,768
Accounts payable (including accounts payable of VIE without recourse to the Company of RMB856,557,922 and RMB670,748,944 as of December 31, 2024 and 2025, respectively)	704,089,088	100,683,400	869,015,140
Income taxes payable (including income taxes payable of VIE without recourse to the Company of RMB909,115 and RMB933,612 as of December 31, 2024 and 2025, respectively)	2,197,710	314,268	1,071,914
Advances from customers (including advances from customers of VIE without recourse to the Company of RMB32,623,364 and RMB174,904,222 as of December 31, 2024 and 2025, respectively)	182,598,444	26,111,230	35,892,860
Deferred revenue-current (including deferred revenue-current of VIE without recourse to the Company of RMB50,247,103 and RMB75,148,049 as of December 31, 2024 and 2025, respectively)	75,148,049	10,746,028	50,247,103
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of RMB192,470,955 and RMB382,533,451 as of December 31, 2024 and 2025, respectively)	404,813,611	57,887,575	201,356,008
Total current liabilities	2,003,132,616	286,444,152	1,651,931,793
Non-current liabilities
Deferred revenue-non-current (including deferred revenue non-current of VIE without recourse to the Company of RMB16,886,859 and RMB23,316,175 as of December 31, 2024 and 2025, respectively)	23,316,175	3,334,169	16,886,859
Deferred income tax liabilities (including deferred income tax liabilities of VIE without recourse to the Company of RMB3,269,464 and RMB2,057,892 as of December 31, 2024 and 2025, respectively)	2,057,892	294,275	3,269,464
Operating lease liabilities-non-current (including operating lease liabilities of VIE without recourse to the Company were RMB89,990 and RMB976,934 as of December 31, 2024 and 2025, respectively)	3,956,501	565,772	89,990
Other non-current liabilities (including other non-current liabilities of VIE without recourse to the Company of RMB9,697,841 and RMB12,941,916 as of December 31, 2024 and 2025, respectively)	12,941,916	1,850,669	9,697,841
Total non-current liabilities	42,272,484	6,044,885	29,944,154
Total liabilities	2,045,405,100	292,489,037	1,681,875,947
Commitments and contingencies
SHAREHOLDERS' EQUITY:
Additional paid-in capital	2,016,533,709	288,360,485	1,988,638,160
Accumulated other comprehensive loss	(17,990,674)	(2,572,632)	(3,129,362)
Accumulated deficit	(1,093,713,031)	(156,398,883)	(1,054,327,443)
Total shareholders' equity	904,931,304	129,403,456	931,282,220
Total liabilities and shareholders' equity	2,950,336,404	421,892,493	2,613,158,167
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary Shares	91,796	13,127	90,549
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary Shares	¥ 9,504	$ 1,359	¥ 10,316